Property, Plant and Equipment	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
9.	PROPERTY, PLANT AND EQUIPMENT

	Leasehold improvements	Machinery and equipment	Office decoration and equipment	Vehicles	Assets under construction	GDM machines	Robots	Total
Cost
At December 31, 2022	$3,146,864	$4,868,015	$5,354,351	$15,518,987	$33,222	$1,948,698	$7,194,815	$38,064,952
Additions	-	1,750	6,964	-	-	624,126	273,779	906,619
Disposals	(104,773)	(105,939)	(48,955)	(47,155)	-	-	(56,389)	(363,211)
Impairment of fixed assets	-	-	-	-	-	-	(1,591,766)	(1,591,766)
Exchange differences	(60,518)	(95,521)	(106,807)	(353,552)	(652)	(38,238)	(141,241)	(796,529)
At June 30, 2023 (Unaudited)	2,981,573	4,668,305	5,205,553	15,118,280	32,570	2,534,586	5,679,198	36,220,065

At December 31, 2023	$3,073,809	$4,829,343	$5,335,825	$15,505,385	$108,909	$3,133,883	$3,954,153	$35,941,307
Additions	-	24,171	14,640	-	-	-	-	38,811
Transfer in (out)	-	-	-	70,842	(70,842)	-	-	-
Disposals	(955,753)	-	(1,073,690)	(278,087)	-	-	(9,900)	(2,317,430)
Exchange differences	(204,895)	(350,278)	(359,132)	(1,107,555)	(6,902)	(227,085)	(126,900)	(2,382,747)
At June 30, 2024 (Unaudited)	1,913,161	4,503,236	3,917,643	14,190,585	31,165	2,906,798	3,817,353	31,279,941

Accumulated Depreciation
At December 31, 2022	$2,577,341	$4,748,031	$4,889,742	$13,493,656	$-	$1,230,247	$3,059,174	$29,998,191
Depreciation charged for the period	48,922	34,180	87,164	263,962	-	202,983	516,626	1,153,837
Disposals	(108,213)	(109,514)	(44,542)	(48,748)	-	-	(14,847)	(325,864)
Exchange differences	(48,443)	(90,705)	(101,287)	(275,519)	-	(30,774)	(77,779)	(624,507)
As June 30, 2023 (Unaudited)	2,469,607	4,581,992	4,831,077	13,433,351	-	1,402,456	3,483,174	30,201,657

At December 31, 2023	$2,605,039	$4,761,599	$5,015,520	$13,880,678	$-	$1,680,593	$3,954,153	$31,897,582
Depreciation charged for the period	48,918	28,323	64,202	175,152	-	209,611	-	526,206
Disposals	(955,747)	-	(1,072,429)	(276,081)	-	-	(9,900)	(2,314,157)
Exchange differences	(174,655)	(345,427)	(340,421)	(998,055)	-	(124,702)	(126,900)	(2,110,160)
As June 30, 2024 (Unaudited)	1,523,555	4,444,495	3,666,872	12,781,694	-	1,765,502	3,817,353	27,999,471

Net book value
At June 30, 2023 (Unaudited)	$511,966	$86,313	$374,476	$1,684,929	$32,570	$1,132,130	$2,196,024	$6,018,408
At June 30, 2024 (Unaudited)	$389,606	$58,741	$250,771	$1,408,891	$31,165	$1,141,296	$-	$3,280,470

Depreciation expense related to property, plant and equipment was $526,206 and $1,057,117, respectively for the six months ended June 30, 2024 and 2023.

For the six months ended June 30, 2024 and 2023, the Company recorded an impairment loss on robots’ assets of $nil and $1,591,766, respectively.

As of June 30, 2024 and 2023, net book value of robot assets was approximately $nil and $695,000, respectively and these robots were leased out to third parties and the robots’ assets were held and used by the lessee.